Note 11 - INCOME TAXES (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Corporate income tax rate	25.00%	24.00%	22.00%
Tax percentage on dividends received		10.00%
Deferred tax assets			$ 3,633
Valuation allowance			100.00%
Unrecognized tax benefits affect the effective tax rate		2,332	2,302
Interest	360	410	74
Penalties	28	308	142
Interest and penalties	$ 4,427	$ 4,039
Singapore
Corporate income tax rate	17.00%	17.00%	17.00%
Thailand
Corporate income tax rate		30.00%	30.00%
Australia
Corporate income tax rate	30.00%	30.00%	30.00%
China
Corporate income tax rate	25.00%	25.00%	25.00%
PEWS
Corporate income tax rate		24.00%	22.00%